Financial instruments (Tables)	12 Months Ended
Mar. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

March 31, 2016

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$8,629	$—	$—	$8,629
Derivative instruments	—	726	—	726

Total assets	$8,629	$726	$—	$9,355

Liabilities
Derivative instruments	$—	$125	$—	$125

Total liabilities	$—	$125	$—	$125

March 31, 2015

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$27,873	$—	$—	$27,873
Derivative instruments	—	639	—	639

Total assets	$27,873	$639	$—	$28,512

Liabilities
Derivative instruments	$—	$927	$—	$927

Total liabilities	$—	$927	$—	$927

Schedule of Fair Value of Derivative Contracts

(a) Fair value of derivative contracts

March 31, 2016
	Asset (liability) fair value	Contract term	Rates	Notional amounts of quantity	Buy/Sell
Foreign exchange forward derivative contracts	$(48)	Apr 2016 to Jun 2016	1.2492 – 1.2946	USD 4,000	Sell
	293	Apr 2016 to Oct 2016	1.3762 – 1.5920	EUR 9,000	Sell
	356	Apr 2016 to Sep 2016	2.0201 – 2.0201	GBP 3,000	Sell

$601

March 31, 2015
	Asset (liability) fair value	Contract term	Rates	Notional amounts of quantity	Buy/Sell
Foreign exchange forward derivative contracts	$(607)	Apr 2015 to Nov 2015	1.1294 – 1.2152	USD 7,000	Sell
	639	Apr 2015 to Dec 2015	1.4010 – 1.4938	EUR 20,000	Sell
	(320)	Apr 2015 to Nov 2015	1.7906 – 1.8354	GBP 5,500	Sell

$(288)

Schedule of Carrying Value and Fair Value of the Company's Term loan

The carrying value and fair value of the Company’s Term loan are as follows:

	March 31, 2016		March 31, 2015
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt, excluding debt discount	$100,781	$99,671	$110,938	$111,424